Trade and Other Receivables and Long-Term Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Contract assets	$ 90,200	$ 314,894
Non-current contract assets	$ 3,423	$ 161,716